Warrants - Summary of Warrant Activity (Detail) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended								3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Warrant Issued With		Dec. 31, 2012 Warrant Issued With	Dec. 31, 2011 Warrant Issued With	Dec. 31, 2009 Warrant Issued With	Mar. 31, 2013 Warrant Issued For		Dec. 31, 2012 Warrant Issued For	Dec. 31, 2011 Warrant Issued For	Dec. 31, 2010 Warrant Issued For	Mar. 31, 2013 Debt Guarantee Warrant Issued With		Dec. 31, 2012 Debt Guarantee Warrant Issued With	Dec. 31, 2011 Debt Guarantee Warrant Issued With	Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2011 Debt Guarantee Warrant Issued For		Dec. 31, 2009 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2010 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2010 Debt Guarantee Warrant Issued For		Dec. 31, 2009 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2011 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		May 07, 2008 Series A Preferred Stock	Feb. 04, 2008 Series A Preferred Stock	Mar. 31, 2013 Series A Preferred Stock Warrant Issued With		Dec. 31, 2012 Series A Preferred Stock Warrant Issued For		Dec. 31, 2010 Series A Preferred Stock Warrant Issued For		Dec. 31, 2009 Series A Preferred Stock Warrant Issued For		Dec. 31, 2012 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2010 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2009 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2012 Series A Preferred Stock Instrument Type Two Warrant Issued With	Dec. 31, 2010 Series A Preferred Stock Instrument Type Two Warrant Issued With	Dec. 31, 2009 Series A Preferred Stock Instrument Type Two Warrant Issued With	Nov. 18, 2010 Series B Preferred Stock	Mar. 31, 2013 Series B Preferred Stock Warrant Issued For		Dec. 31, 2012 Series B Preferred Stock Warrant Issued For		Dec. 31, 2010 Series B Preferred Stock Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Dec. 31, 2011 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Dec. 31, 2011 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2010 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2010 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2011 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2011 Consulting Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued With	Dec. 31, 2011 Financing Warrant Issued With	Dec. 31, 2009 Financing Warrant Issued With
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants, exercise price	$ 4.00	$ 14.10	$ 14.10	$ 25.45		$ 25.30			$ 6.25		$ 6.25			$ 32.34		$ 32.22			$ 4.00		$ 4.00		$ 25.00	[1]					$ 25.00	[2],[3]	$ 25.00	[1],[4]			$ 25.00	[2],[5]	$ 25.00	[1]					$ 32.45	[2],[3]	$ 32.45	[1],[4]			$ 42.50	[2],[3],[5]	$ 42.50	[1],[4],[5]	$ 42.50	[3],[5],[6]	$ 42.50	[4],[5],[7]	$ 14.10	$ 14.10	$ 14.10		$ 4.00	[1]					$ 10.75			$ 14.10			$ 25.00	$ 25.00	[6]	$ 25.00	[7]			$ 25.00	[6]	$ 25.00	[7]			$ 42.50	[3],[5],[6]	$ 42.50	[4],[5],[7]			$ 42.50	[2],[5]	$ 42.50	[1],[5]	$ 42.50	[2],[3],[5]	$ 42.50	[1],[4],[5]	$ 12.50	[2],[5]	$ 12.50	[1]			$ 14.10	[2],[5]	$ 14.10	[1]			$ 25.00	[6]	$ 25.00	[7]			$ 25.00	[2]	$ 25.00	[1]			$ 14.10
Warrants outstanding, beginning balance				1,102,176		888,739	745,732	607,238	293,617		356,367	131,625	131,625	808,559		532,372	614,107	475,613	228,288		228,288		212,000	[1],[4]	228,288	[1]	228,288	[1]	212,000	[1],[4]	212,000	[1],[4]	140,000	[1],[4]	100,000	[1]	100,000	[1]	100,000	[1]	100,000	[1]	40,000	[1],[4]	40,000	[1],[4]	228,288	[1]	38,392	[1],[4],[5]	212,000	[1],[4]	37,000	[4],[5],[7]	212,000	[1],[4]			65,329		7,325	[1]	7,325	[1]	7,325	[1]	30,000	30,000	30,000	89,214	89,214	89,214		52,464	[7]	52,464	[7]			60,000	[7]	60,000	[7]			75,294	[4],[5],[7]	42,353	[4],[5],[7]			54,314	[1],[5]	60,000	[7]	120,865	[1],[4],[5]	60,000	[7]	4,030	[1]	4,030	[1]			10,000	[1]	10,000	[1]			200	[7]	200	[7]			4,000	[1]	4,000	[1]			8,865	12,411	12,411
Warrants issued				9,412		476,688	146,553	138,494						9,412		476,688	146,553	138,494					75,392	[1],[4],[5]	40,000	[1],[4]					75,392	[1],[4],[5]	72,000	[1],[4]			75,392	[1],[4],[5]							75,392	[1],[4],[5]	40,000	[1],[4]			75,392	[1],[4],[5]			37,000	[4],[5],[7]																						52,464	[7]	2,941		189,117	[4],[5],[7]	60,000	[7]	2,941		189,117	[4],[5],[7]	42,353	[4],[5],[7]	2,941		54,314	[1],[5]	6,471		120,865	[1],[4],[5]					4,030	[1]					10,000	[1]					200	[7]					4,000	[1]
Warrants outstanding, ending balance				1,111,588		1,102,176	888,739	745,732	293,617		293,617	356,367	131,625	817,971		808,559	532,372	614,107	228,288		228,288	228,288	212,000	[1],[4]	40,000	[1],[4]	228,288	[1]	212,000		212,000	[1],[4]	212,000	[1],[4]	100,000		100,000	[1]	100,000	[1]	100,000	[1]	40,000		40,000	[1],[4]	40,000	[1],[4]	38,392		38,392	[1],[4],[5]	37,000		37,000	[4],[5],[7]			65,329				7,325	[1]	7,325	[1]		30,000	30,000	65,329	89,214	89,214		52,464		52,464	[7]	52,464	[7]	60,000		60,000	[7]	60,000	[7]	75,294		75,294	[4],[5],[7]	42,353	[4],[5],[7]	57,255		54,314	[1],[5]	127,336		120,865	[1],[4],[5]	4,030		4,030	[1]	4,030	[1]	10,000		10,000	[1]	10,000	[1]	200		200	[7]	200	[7]	4,000		4,000	[1]	4,000	[1]		8,865	12,411
Proforma of warrants exercise price				$ 12.05	[8]				$ 6.25	[8]				$ 13.08	[8]				$ 4.00	[8]									$ 15.00	[8]					$ 10.00	[8]							$ 15.00	[8]					$ 15.00	[8]			$ 15.00	[8]					$ 14.10	[8]														$ 10.00	[8]					$ 10.00	[8]					$ 15.00	[8]					$ 10.00	[8]			$ 15.00	[8]			$ 10.00	[8]					$ 10.00	[8]					$ 10.00	[8]					$ 10.00	[8]
Proforma of warrants outstanding				1,950,477	[8]				293,617	[8]				1,656,860	[8]				228,288	[8]									353,333	[8]					250,000	[8]							86,533	[8]					108,779	[8]			37,000	[8]					65,329	[8]														52,464	[8]					60,000	[8]					75,294	[8]					243,334	[8]			360,786	[8]			5,037	[8]					14,100	[8]					200	[8]					10,000	[8]
Warrants exercised						(54,910)	(3,546)				(51,098)	(3,546)				(3,812)																																													(3,812)	[1]					(30,000)			(18,616)																																																						(2,482)	(3,546)
Warrants amended												228,288					(228,288)					228,288			(228,288)	[1]																					(228,288)	[1]
Warrants, surrendered						(193,176)										(193,176)							(37,000)	[1],[4],[5]							(37,000)	[1],[4],[5]					(37,000)	[1],[4],[5]							(37,000)	[1],[4],[5]					(37,000)	[1],[4],[5]			(37,000)	[1],[4],[5]																										(156,176)	[4],[5],[7]					(156,176)	[4],[5],[7]					(156,176)	[4],[5],[7]			(156,176)	[4],[5],[7]
Warrants, expired						(15,165)					(11,652)					(3,513)																																													(3,513)	[1]								(5,269)																																																						(6,383)

[1]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
[2]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9
[3]	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
[4]	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
[5]	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
[6]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
[7]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
[8]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.